RELATED PARTY TRANSACTIONS - Finance cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Total	Rp 1,456	Rp 1,501	Rp 1,628
% of total finance costs	33.14%	32.61%	29.86%
Ministry of Finance
Transactions with related parties
Total	Rp 17	Rp 25	Rp 33
% of total finance costs	0.39%	0.54%	0.61%
State-owned banks
Transactions with related parties
Total	Rp 1,247	Rp 1,163	Rp 1,332
% of total finance costs	28.38%	25.27%	24.43%
Pt Sarana Multi Infrastructure Other Borrowings [Member]
Transactions with related parties
Total	Rp 192	Rp 313	Rp 263
% of total finance costs	4.37%	6.80%	4.82%